Note 5 - Investment in Interest-earning Time Deposits	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Investments and Other Noncurrent Assets [Text Block]
Note
5
–
Investment in Interest-Earning Time Deposits

The investment in interest-earning time deposits as of
December
31,
2020
and
2019,
by contractual maturity, is shown below (in thousands):

	2020	2019
Due in one year or less	$4,006	$2,026
Due after one year through five years	5,457	8,146
Total	$9,463	$10,172